Earnings Per Share - Schedule of Earnings Per Share (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 AED (د.إ) د.إ / shares shares	Jun. 30, 2024 AED (د.إ) د.إ / shares shares
Earnings
Losses attributable to Micropolis Shareowners (in Dirhams and Dollars)	$ (3,281,764)	د.إ (12,050,632)	د.إ (11,567,148)
Number of Shares
Weighted average number of shares	32,052,243	32,052,243	30,000,000
Earnings per Share
Losses attributable to Micropolis Shareowners per share (in Dirhams per share and Dollars per share) | (per share)	$ (0.1)	د.إ (0.38)	د.إ (0.39)